Digital Assets (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
RAIN [Member]
Digital Assets [Line Items]
Tokens	79,568,550,005	75,789,453,031
Fair value	$ 1,254,136	$ 606,781
USDT [Member]
Digital Assets [Line Items]
Tokens	10,000,000
Fair value	$ 10,000